Significant Risks - Schedule of Revenue from the Customer Accounted (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Customer A [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	$ 947,824	$ 1,095,823	$ 1,658,413
Percentage of revenue	22.00%	14.00%	14.00%
Accounts receivables, gross			$ 119,490
Customer B [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	$ 509,600	$ 1,944,592
Percentage of revenue	12.00%	25.00%
Accounts receivables, gross
Customer C [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	$ 444,210		$ 1,395,760
Percentage of revenue	10.00%		12.00%
Accounts receivables, gross	$ 3,522
Other Customer [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	$ 1,901,634	$ 3,040,415	$ 4,331,436
Percentage of revenue	44.00%	39.00%	37.00%
Accounts receivables, gross	$ 3,522		$ 119,490
Customer D [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue			$ 1,277,263
Percentage of revenue			11.00%
Accounts receivables, gross